NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present summarized accounts for significant or material non-wholly owned subsidiaries on the Consolidated Statement of Financial Position:

	As of December 31, 2024
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$265	$5,882	$561	$3,725	$365	$1,496
Brazilian regulated gas transmission operation(4)	871	2,936	745	3,779	(402)	(315)
Colombian natural gas distribution operation	293	1,175	448	451	495	74
Brazilian electricity transmission operation(2)	49	1,045	31	708	246	109
North American residential decarbonization infrastructure business(2)	968	8,603	834	4,906	2,827	1,004
Indian gas transmission operation	423	1,415	285	1,039	516	(2)
European residential decarbonization infrastructure business(2)	610	3,585	491	1,454	1,705	545
Transport
North American rail operation	748	10,142	587	5,867	3,995	441
U.K. port operation	130	1,261	56	958	152	225
Australian port operation(3)	75	192	61	8	137	61
Global intermodal logistics operation(2)	2,346	10,005	1,565	6,213	3,512	1,061
Midstream
Canadian diversified midstream operation	751	12,976	1,455	6,933	2,327	3,012
North American gas storage operation	296	3,021	197	1,642	909	569
Canadian natural gas gathering and processing operation	128	3,486	169	2,033	1,009	403
Data
U.S. colocation data center operation(2)	281	4,463	363	3,411	691	279
Australian data center operation	10	626	12	148	340	136
Indian telecom towers operation(2),(5)	789	10,343	991	9,890	(75)	326
European hyperscale data center platform(2)	357	4,984	429	2,617	1,879	416
Corporate
Holding LP and other	615	450	2,044	5,795	(364)	(6,410)

	As of December 31, 2023
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$312	$5,579	$387	$3,744	$344	$1,416
Brazilian regulated gas transmission operation	747	3,576	549	3,099	526	149
Colombian natural gas distribution operation	257	1,288	187	709	559	90
Brazilian electricity transmission operation(2)	19	532	11	323	150	67
North American residential decarbonization infrastructure business(2)	926	8,730	797	5,021	2,832	1,006
Indian gas transmission operation	192	1,562	937	133	652	32
European residential decarbonization infrastructure business(2)	681	3,581	491	1,360	1,825	586
Transport
North American rail operation	686	10,054	791	4,866	4,583	500
U.K. port operation	121	1,239	70	928	147	215
Australian port operation	102	425	105	115	218	89
Global intermodal logistics operation(2)	435	11,950	984	6,639	3,597	1,165
Midstream
Canadian diversified midstream operation	672	14,346	1,763	7,463	2,528	3,264
North American gas storage operation	283	1,744	149	769	677	432
Canadian natural gas gathering and processing operation	108	3,750	121	1,890	1,320	527
Data
U.S. colocation data center operation	64	1,459	197	690	456	180
Australian data center operation	19	589	18	170	299	121
Indian telecom tower operation(5)	807	8,026	775	7,299	452	307
European hyperscale data center platform(2)	272	4,370	316	1,959	1,920	447
Corporate
Holding LP and other	939	66	2,661	4,680	(366)	(5,970)

(1)Attributable to all equity holders other than non-controlling interests in operating subsidiaries.
(2)Refer to Note 7, Acquisition of Businesses, for further details.
(3)Refer to Note 5 , Disposition of Businesses, for further details.
(4)In 2024 our Brazilian regulated gas transmission operation completed a dividend recapitalization of $1.7 billion.
(5)$1.7 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from non-controlling interest in operating subsidiaries, and classified as a liability
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Operating Results:

	Year ended December 31, 2024
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$741	$20	$11	$78	$45
Brazilian regulated gas transmission operation	1,357	318	102	135	59
Colombian natural gas distribution operation	1,153	63	(64)	13	(14)
Brazilian electricity transmission operation(1)	57	17	(34)	8	(15)
North American residential decarbonization infrastructure business(1)	2,834	74	(83)	27	(29)
Indian gas transmission operation	488	(35)	(18)	(9)	(5)
European residential decarbonization infrastructure business(1)	1,663	(64)	(37)	(18)	(10)
Transport
North American rail operation	2,360	161	(30)	19	(10)
U.K. port operation	307	5	12	7	18
Australian port operation(2)	335	(19)	(19)	(7)	(7)
Global intermodal logistics operation(1)	1,568	342	9	108	4
Midstream
Canadian diversified midstream operation	3,360	(9)	(171)	(12)	(214)
North American gas storage operation	427	110	704	69	445
Canadian natural gas gathering and processing operation	565	6	(109)	2	(50)
Data
U.S. colocation data center operation(1)	938	357	(5)	142	(2)
Australian data center operation	30	(4)	(33)	(2)	(13)
Indian telecom tower operation(1)	2,020	(73)	8	(13)	1
European hyperscale data center platform(1)	332	84	(144)	18	(32)
Corporate
Holding LP and other	—	(68)	—	(636)	170

	Year ended December 31, 2023
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	635	19	38	78	154
Brazilian regulated gas transmission operation	1,483	455	44	202	19
Colombian natural gas distribution operation	997	53	104	10	24
Brazilian electricity transmission operation(1)	38	16	7	7	3
North American residential decarbonization infrastructure business(1)	2,759	57	(31)	20	(11)
Indian gas transmission operation	407	83	(4)	22	(1)
European residential decarbonization infrastructure business(1)	1,539	(2)	69	—	22
Transport
North American rail operation	2,257	166	190	20	14
U.K. port operation	272	9	12	14	12
Australian port operation	460	20	(2)	7	(1)
Global intermodal logistics operation(1)	385	56	(33)	22	(13)
Midstream
Canadian diversified midstream operation	3,338	15	56	19	72
North American gas storage operation	321	5	160	2	103
Canadian natural gas gathering and processing operation	547	14	(27)	5	(11)
Data
U.S. colocation data center operation	207	(87)	(6)	(35)	(2)
Australian data center operation	31	(3)	1	(1)	—
Indian telecom tower operation	1,471	19	(16)	6	(3)
European hyperscale data center platform(1)	170	56	(106)	13	(24)
Corporate
Holding LP and other	4	(171)	—	(583)	(85)

	Year ended December 31, 2022
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	572	19	(20)	75	(78)
Brazilian regulated gas transmission operation	1,314	506	(2)	225	(1)
Colombian natural gas distribution operation	901	47	(23)	10	(4)
Brazilian electricity transmission operation	224	67	29	21	22
North American residential decarbonization infrastructure business	1,695	89	23	36	9
Indian gas transmission operation	337	51	(56)	14	(15)
European residential infrastructure operation	190	(19)	(18)	(3)	(3)
Transport
North American rail operation	2,253	196	202	23	21
U.K. port operation	272	6	(15)	8	(21)
Australian port operation	458	(27)	(21)	(10)	(8)
Indian toll roads(3)	143	1	(22)	4	(11)
Midstream
Canadian diversified midstream operation	3,150	115	(163)	160	(239)
North American gas storage operation	246	64	43	45	38
Canadian natural gas gathering and processing operation	561	32	(37)	13	(15)
Data
U.S. colocation data center operation	221	(75)	28	(30)	11
Australian data center operation	22	3	(9)	2	(4)
Indian telecom tower operation	1,398	(7)	(201)	2	(41)
Corporate
Holding LP and other	6	(106)	—	(244)	300

(1)Refer to Note 7, Acquisition of Businesses, for further details.
(2)Refer to Note 5, Disposition of Businesses, for further details.
(3)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2024			Year ended December 31, 2023
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$282	$(439)	$113	$226	$(487)	$309
Brazilian regulated gas transmission operation	585	(178)	(158)	739	(36)	(742)
Colombian natural gas distribution operation	93	(39)	(49)	89	(38)	(78)
Brazilian electricity transmission operation(1)	29	25	(23)	23	37	(51)
North American residential decarbonization infrastructure business(1),(4)	128	(160)	70	33	(2,647)	2,671
Indian gas transmission operation	196	(170)	28	134	86	(122)
European residential decarbonization infrastructure business(1)	140	(168)	30	(3)	(2,365)	2,489
Transport
North American rail operation	526	(422)	(95)	528	(296)	(259)
U.K. port operation	54	(42)	2	16	(51)	25
Australian port operation(2)	17	59	(72)	6	226	(229)
Global intermodal logistics operation(1)	1,133	(600)	(532)	327	(3,048)	2,828
Midstream
Canadian diversified midstream operation	504	(562)	(81)	542	(285)	(95)
North American gas storage operation	313	(60)	(191)	219	56	(228)
Canadian natural gas gathering and processing operation	211	(172)	(16)	170	(164)	(12)
Data
U.S. colocation data center operation(1)	256	(1,547)	1,451	(13)	(85)	93
Australian data center operation	(8)	(106)	110	5	(72)	69
Indian telecom tower operation(1)	465	(1,744)	1,261	608	(767)	255
European hyperscale data center platform(1)	(11)	(697)	794	54	(2,993)	2,993
Corporate
Holding LP and other	(380)	174	202	269	(629)	152

	Cash Flow Activities
	Year ended December 31, 2022
US$ MILLIONS	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$293	$(432)	$101
Brazilian regulated gas transmission operation	783	(80)	(824)
Colombian natural gas distribution operation	154	(32)	(99)
Brazilian electricity transmission operation	90	(58)	(120)
North American residential decarbonization infrastructure business(4)	(116)	(352)	480
Indian gas transmission operation	132	5	(123)
European residential decarbonization infrastructure business	(25)	(35)	71
Transport
North American rail operation	515	(250)	(210)
U.K. port operation	31	(61)	42
Australian port operation	26	(44)	(3)
Indian toll roads(3)	51	(15)	(26)
Midstream
Canadian diversified midstream operation	568	(713)	144
North American gas storage operation	61	(37)	(26)
Canadian natural gas gathering and processing operation	197	(68)	(153)
Data
U.S. colocation data center operation	(5)	(300)	318
Australian data center operation	5	(131)	114
Indian telecom tower operation	315	(243)	(28)
Corporate
Holding LP and other	(132)	(310)	362

(1)Refer to Note 7, Acquisition of Businesses, for further details.
(2)Refer to Note 5, Disposition of Businesses, for further details.
(3)Indian toll roads include our investments in BIF India Holdings Pte Ltd
(4)Our partnership’s cash from operating activities include reduction to cash related to the impact of our finance lease receivables signed at our North American residential decarbonization infrastructure business. The operation presents an outflow for the cost of inventory within the operating cash flows, and given the business has been securitized since 2019, the corresponding cash outflows are offset by increases in non-recourse borrowings under financing activities on the Consolidated Statements of Cash Flows.